UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22435

Kayne Anderson Energy Development Company

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2015

Date of reporting period: February 28, 2015

Item 1.    Schedule of Investments.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2015

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 148.3%
Equity Investments(1) — 148.3%
Public MLP and Other Equity — 148.3%
Alliance Holdings GP, L.P.	37	1,929
Antero Midstream Partners LP	114	2,954
Arc Logistics Partners LP	237	4,386
Buckeye Partners, L.P.	117	9,087
Capital Product Partners L.P.	188	1,744
Capital Product Partners L.P. — Class B Units(2)(3)	606	6,188
Columbia Pipeline Partners LP(4)	52	1,443
CONE Midstream Partners LP	30	645
Crestwood Equity Partners LP	97	616
Crestwood Midstream Partners LP	883	13,227
CSI Compressco LP	92	1,580
DCP Midstream Partners, LP	478	19,027
Dynagas LNG Partners LP	108	2,162
Emerge Energy Services LP(5)	215	11,635
Enable Midstream Partners, LP	54	977
Enbridge Energy Management, L.L.C.(6)	47	1,747
Enduro Royalty Trust	75	366
Energy Transfer Equity, L.P.	51	3,238
Energy Transfer Partners, L.P.(7)(8)	593	35,296
EnLink Midstream Partners, LP	236	6,338
Enterprise Products Partners L.P.(8)	787	26,224
EV Energy Partners, L.P.	287	4,349
Exterran Partners, L.P.	209	4,906
Foresight Energy LP	127	2,142
Global Partners LP	205	8,136
Golar LNG Partners LP	95	2,470
Höegh LNG Partners LP	18	393
Holly Energy Partners, L.P.	77	2,563
Kinder Morgan, Inc.	746	30,598
Legacy Reserves LP	117	1,340
Magellan Midstream Partners, L.P.	43	3,543
MarkWest Energy Partners, L.P.(5)	377	24,506
Mid-Con Energy Partners, LP	171	1,049
Midcoast Energy Partners, L.P.	402	6,169
Natural Resource Partners L.P.(2)(9)	1,574	12,312
Natural Resource Partners L.P. — held in escrow(2)(9)	410	3,025
ONEOK Partners, L.P.	435	18,159
Plains All American Pipeline, L.P.(5)	206	10,254
Plains GP Holdings, L.P.(5)(10)	918	26,292
QEP Midstream Partners, LP	67	1,085
Regency Energy Partners LP(7)	1,598	38,966
Shell Midstream Partners, L.P.	91	3,558
Sprague Resources LP	191	4,641
Summit Midstream Partners, LP	259	9,353
SunCoke Energy Partners, L.P.	258	6,554

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2015

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Sunoco Logistics Partners L.P.	149	6,575
Tallgrass Energy Partners, LP	151	7,219
Targa Resources Corp.	26	2,559
Targa Resources Partners LP	130	5,712
USA Compression Partners, LP	110	2,153
USD Partners LP	105	1,387
Western Gas Partners, LP	260	18,077
Williams Partners L.P.	848	43,345

Total Long-Term Investments — 148.3% (Cost — $349,149)		464,199

Debt		(87,000)
Deferred Tax Liability		(66,194)
Income Tax Receivable		405
Other Assets in Excess of Other Liabilities		1,539

Net Assets		$312,949

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Fair valued security, restricted from public sale.

(3)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions of $0.21375 per unit and are convertible at any time at the option of the holder. If CPLP increases the quarterly cash distribution per common unit, the distribution per Class B Unit will increase by an equal amount. If CPLP does not redeem the Class B Units by May 2022, then the distribution increases by 25% per quarter to a maximum of $0.33345 per unit. CPLP may require that the Class B Units convert into common units after May 2015 if the common unit price exceeds $11.70 per unit, and the Class B Units are callable after May 2017 at a price of $9.27 per unit and after May 2019 at $9.00 per unit.

(4)	Security is not currently paying cash distributions, but is expected to pay cash distributions within the next 12 months.

(5)	The Company believes that it is an affiliate of Emerge Energy Services LP, MarkWest Energy Partners, L.P., Plains GP Holdings, L.P. (“Plains GP”) and Plains All American Pipeline, L.P.

(6)	All or a portion of dividends or distributions are paid-in-kind.

(7)	On January 26, 2015, Regency Energy Partners LP entered into a definitive merger agreement with Energy Transfer Partners, L.P. The merger is expected to close in the second quarter of 2015.

(8)	In lieu of cash distributions, the Company has elected to receive distributions in additional units through the partnership’s dividend reinvestment program.

(9)	On October 1, 2014, the Company received 1,983 Natural Resource Partners L.P. (“NRP”) common units as consideration for its equity interests in VantaCore Partners LP, a private MLP. These units are unregistered and subject to a 180-day lock-up agreement. Of the 1,983 NRP common units, 410 NRP common units were placed in escrow to cover potential indemnification claims.

(10)	The Company holds an interest in Plains AAP, L.P. (“PAA GP”), which controls the general partner of Plains All American, L.P. The Company’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Company’s option.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2015

(amounts in 000’s)

(UNAUDITED)

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At February 28, 2015, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units (in 000s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investment
Plains GP Holdings, L.P.(1)
Partnership Interests	(2)	(3)	918	$2,988	$26,292	$28.64	8.4%	5.6%

Level 3 Investments
Capital Product Partners L.P.(4)
Class B Units	(2)	(5)	606	$4,431	$6,188	$10.21	2.0%	1.3%
Natural Resource Partners L.P.(4)(6)
Common Units	10/1/14	(5)	1,574	19,871	12,312	7.82	3.9	2.6
Common Units — held in escrow	10/1/14	(5)	410	5,173	3,025	7.38	1.0	0.7

Total				$29,475	$21,525		6.9%	4.6%

Total of all restricted investments				$32,463	$47,817		15.3%	10.2%

(1)	The Company values its investment in Plains AAP, L.P. (“PAA GP”) on an “as exchanged” basis based on the public market value of Plains GP Holdings, L.P. (“Plains GP”).

(2)	Security was acquired at various dates during the three months ended February 28, 2015 and/or in prior fiscal years.

(3)	The Company’s investment in PAA GP is exchangeable into shares of Plains GP on a one-for-one basis at the Company’s option. Upon exchange, the shares of Plains GP will be free of any restriction.

(4)	Securities are valued using inputs reflecting the Company’s own assumptions.

(5)	Unregistered or restricted security of a publicly-traded company.

(6)	The Company’s investment in NRP consists of 1,983,190 common units. These units are unregistered and subject to a 180-day lock-up agreement, which expired on March 30, 2015. Of the 1,983,190 NRP common units, 409,617 NRP common units were placed in escrow to cover potential indemnification claims. On October 1, 2015, 50% of the units remaining in escrow will be released, with the balance to be released six months thereafter.

At February 28, 2015, the cost basis of investments for federal income tax purposes was $274,949. At February 28, 2015, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation of investments	$198,485
Gross unrealized depreciation of investments	(9,235)

Net unrealized appreciation	$189,250

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities (other than deferred taxes) measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets measured at fair value on a recurring basis at February 28, 2015, and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	One or More Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$464,199	$416,382	$26,292	$21,525

The Company did not have any liabilities that were measured at fair value on a recurring basis at February 28, 2015. For the three months ended February 28, 2015, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2015.

Equity Investments
Balance — November 30, 2014	$50,996
Realized gains (losses)	—
Unrealized gains (losses), net	(5,890)
Purchase	—
Issuances	—
Transfer out to Level 1 and 2	(23,581)

Balance — February 28, 2015	$21,525

The $5,890 of net unrealized losses relate to investments that are still held at February 28, 2015.

The transfer out of $23,581 relates to the Company’s investment in Plains AAP, L.P. (“PAA GP”) that became marketable during the first quarter of fiscal 2015 when its 15-month lock-up expired.

The Company’s investments are concentrated in the energy sector. The focus of the Company’s portfolio within the energy sector may present more risks than if the Company’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Company than on an investment company that does not focus on the energy sector. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At February 28, 2015, the Company had the following investment concentrations.

Category	Percent of Long-Term Investments
Securities of energy companies	98.6%
Equity securities	100.0%
Securities of MLPs (1)	90.0%
Largest single issuer	9.3%
Restricted securities	10.3%

(1)	Securities of MLPs consist of preferred and common units of private entities structured as limited partnerships and publicly traded energy-related master limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and their affiliates.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on January 23, 2015 with a file number 811-22435.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2.    Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule  30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors,
President and Chief Executive Officer
Date:	April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	April 28, 2015

/S/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	April 28, 2015